Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property plant and equipment useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property plant and equipment useful life	5 years
Computer Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Computer Software [Member]
Property plant and equipment useful life	3 years
Leasehold Improvements [Member]
Property, plant and equipment, estimated useful lives	Lesser of the useful life or the remaining term of the lease